Accounts Receivable, Net -Schedule of Movement of Allowance of Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
At beginning of the period	$ (1,035,542)	$ (367,044)
Addition	(1,365,327)	(779,671)
Write-off	921,061	100,276
Foreign currency translation impact	(54,730)	10,897
At end of the period	$ (1,534,538)	$ (1,035,542)